Debt Issued (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Debt Issued (Details) [Line Items]
Proceeds from bond issuances	$ 889,135	$ 1,248,961	$ 2,625,176	$ 2,157,587
Short-term Bonds [Member]
Debt Issued (Details) [Line Items]
Proceeds from bond issuances	634,952		944,413
Current Bonds [Member]
Debt Issued (Details) [Line Items]
Proceeds from bond issuances	$ 254,183		1,465,406
Subordinated Bonds [Member]
Debt Issued (Details) [Line Items]
Proceeds from bond issuances			$ 215,357